Jun. 18, 2018
Principal Exchange-Traded Funds

Supplement dated June 18, 2018
to the Statutory Prospectus dated November 1, 2017
(as supplemented December 15, 2017, January 30, 2018 and March 16, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
PRINCIPAL EDGE ACTIVE INCOME ETF
Principal Investment Strategies - Fixed Income:
During the fiscal year ended June 30, 2017, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.02% in securities rated Aaa	20.24% in securities rated Baa	7.21% in securities rated Caa	0.00% in securities rated D
0.25% in securities rated Aa	31.60% in securities rated Ba	0.00% in securities rated Ca	2.89% in securities not rated
6.65% in securities rated A	31.14% in securities rated B	0.00% in securities rated C